Bank Loans, Current and Non Current (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023
Bank Loans, Current and Non Current [Line Items]
Borrowed amount	$ 7,583	$ 7,071
Maturity date	August 2025 through April 2025	August 2024 through March 2025
Repaid to bank	$ 9,652	$ 4,242
Bank borrowing			$ 1,412
Maturity date			September 2026
Short-term bank loans [Member]
Bank Loans, Current and Non Current [Line Items]
Interest rates			3.95%
Minimum [Member] | Short-term bank loans [Member]
Bank Loans, Current and Non Current [Line Items]
Interest rates	3.20%	3.20%
Maximum [Member] | Short-term bank loans [Member]
Bank Loans, Current and Non Current [Line Items]
Interest rates	4.75%	5.50%